Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized compensation costs	$ 28,702	$ 24,871	$ 17,953
Estimated weighted average remaining period for cost recognition	1 year 7 months 2 days
Total expense related to share based compensation plan	$ 18,380	18,549	17,506
Increase in additional paid-in capital	$ 14,792	$ 10,752	13,651
Weighted average target asset price per share	$ 4.56	$ 6.82
Weighted average risk-free interest rate	3.62%	4.20%
Weighted average volatility rate	52.79%	55.83%
Weighted average expected dividend	0.00%
Loja Integrada
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized compensation costs	$ 494	$ 1,016	1,562
Estimated weighted average remaining period for cost recognition	2 years 2 months 26 days
Total expense related to share based compensation plan	$ 288	657	543
Increase in additional paid-in capital	$ 289	$ 411	$ 421